As filed with the U.S. Securities and Exchange Commission on August 20, 2009

Securities Act File No. 333-32575

Investment Company Act File No. 811-08319

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 44	☒

And/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 44 (Check appropriate box or boxes)	☒

ING PARTNERS, INC.

 (Exact Name of Registrant Specified in Charter)

7337 East Doubletree Ranch Road

Scottsdale, AZ  85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code:  (860) 273-4743

Huey P. Falgout, Jr.	With copies to:
ING Investments, LLC	Jeffrey S. Puretz, Esq.
7337 East Doubletree Ranch Rd.	Dechert, LLP
Scottsdale, AZ 85258	1775 I Street, N.W.
(Name and Address of Agent for Service)	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☐   Immediately upon filing pursuant to paragraph (b)

☐   60 days after filing pursuant to paragraph (a)(1)

☐   75 days after filing pursuant to paragraph (a)(2)

☒           on September 10, 2009, pursuant to paragraph (b)

☐   on (date), pursuant to paragraph (a)(1)

☐   on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒           This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A for ING Partners, Inc. (the “Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the purpose of extending the effective date of Post-Effective Amendment No. 43 from August 21, 2009 to September 10, 2009 for the Registrant’s two new series — ING Index Solution 2055 Portfolio and ING Solution 2055 Portfolio.  This Amendment incorporates by reference the Prospectuses and Statements of Additional Information in Post-Effective Amendment No. 43 which was filed with the Securities and Exchange Commission on June 5, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 44 to the Registration Statement on form N-1A pursuant to Rule 4858(b) of the 1933 Act and had duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 20th day of August, 2009.

ING PARTNERS, INC.

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Todd Modic*	Senior Vice President Chief/Principal Financial Officer	August 20, 2009

John V. Boyer*	Director	August 20, 2009

Patricia W. Chadwick*	Director	August 20, 2009

J. Michael Earley*	Director	August 20, 2009

Patrick W. Kenny*	Director	August 20, 2009

Shaun P. Mathews*	Interested Director and President and Chief Executive Officer	August 20, 2009

Sheryl K. Pressler*	Director	August 20, 2009

Colleen D. Baldwin*	Director	August 20, 2009

Peter S. Drotch*	Director	August 20, 2009

Roger B. Vincent*	Director	August 20, 2009

Robert W. Crispin*	Interested Director	August 20, 2009

*By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
as Attorney-in-Fact**

**                  Powers of Attorney for Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form.N-1A filed on December 20, 2007 and incorporated herein by reference.